1.      Name and address of issuer:

	Fidelity Investments Variable Annuity Account I
	82 Devonshire Street R25B
	Boston, MA 02109


2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
	classes):       ALL X


3.      Investment Company Act File Number:

	File No. 811-05315

	Securities Act File Number:

	File No. 33-24400


4(a).   Last day of fiscal year for which this Form is filed:

	12/31/97.


4(b). Check this box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). N/A


4(c). Check this box if this is the last time the issuer will be filing this Form. N/A


5.      Calculation of registration fee:

	(I) Aggregate sale price of securities sold during         $941,198,431
	the fiscal year pursuant to section 24(f):

	(ii) Aggregate price of securities redeemed or             $273,402,206
	repurchased during the fiscal year:

	(iii) Aggregate price of securities redeemed or            $ 0
	repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

	(iv) Total available redemption credits [add items         $273,402,206
	5(ii) and 5(iii):

	(v) Net sales - if Item 5(i) is greater than Item 5(iv)    $667,796,225
	[subtract Item 5(iv) from Item 5(i)]:

	(vi) Redemption credits available for use in future        $ 0
	years - if Item 5(I) is less than Item 5(iv) [subtract
	Item 5(iv) from Item 5(I)]:

	(vii) Multiplier for determining registration fee             .000295
		(See instruction C.9):

	(viii)  Registration fee due [multiply Item 5(v) by        $196,999.89
		Item 5(vii)] (enter "o" if no fee is due):



6.      Prepaid Shares

	If the response to item 5(I) was determined by reducing an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.


7.      Interest due - if this form is being filed more than 90 days after
	the end of the issuer's fiscal year:   N/A


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	$196,999.89


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	March 27, 1998
	CIK 0000821051

	Method of delivery:   Wire Transfer




This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and Title)    Joseph L. Kurtzer Jr.
			    Joseph L. Kurtzer Jr.
			    Vice President and Treasurer

Date   March 30, 1998